UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Performance Trust Total Return Bond Fund
Schedule of Investments
November 30, 2010 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.45%
Residential Asset Securitization Trust
A-5, 5.500%, 12/25/2035	$305,786	$266,523
TOTAL ASSET BACKED SECURITIES (Cost $243,864)		266,523

MORTGAGE BACKED SECURITIES - 43.76%
Banc of America Alternative Loan Trust
2005-5, 6.000%, 06/25/2035	434,013	330,320
5.75000, 5.750%, 12/25/2035	500,000	374,274
Bear Stearns Asset Backed Securities Trust
A-1, 4.500%, 07/25/2033 (a)	107,180	100,536
Citicorp Mortgage Securities Inc.
5.50000, 5.500%, 02/25/2026	261,913	252,108
5.75000, 5.750%, 06/25/2036	552,421	482,238
Citigroup Mortgage Loan Trust Inc.
2005-5, 5.000%, 08/25/2035	559,523	535,559
Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	101,000	82,608
2005-J13, 5.500%, 11/25/2035	498,901	410,495
2005-73CB, 6.250%, 01/25/2036	118,000	90,086
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027	192,786	169,055
Credit Suisse Mortgage Capital Certificates
2007-3, 5.500%, 04/25/2037	290,284	262,931
Deutsche ALT-A Securities Inc. Alternate Loan Trust
6.00000, 6.000%, 10/25/2021	183,665	158,853
Fannie Mae REMICS
2003-3, 5.000%, 09/25/2016	173,906	174,439
First Horizon Alternative Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	165,581	151,114
Freddie Mac REMICS
2548, 4.500%, 08/15/2016	29,637	29,641
2984, 5.500%, 04/15/2026	27,622	27,622
GMAC Mortgage Corp Loan Trust
2005-AR2, 4.979%, 05/25/2035 (a)	401,356	371,848
GSAA Trust
2006-6, 6.121%, 03/25/2036 (a)	145,777	91,715
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	85,009	79,195
Indymac Index Mortgage Loan Trust
2005-AR19, 5.164%, 10/25/2035 (a)	321,495	254,483
JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	204,673	171,793
2005-S1, 5.500%, 12/25/2035	500,000	354,218
2006-S2, 6.050%, 05/25/2036 (a)	167,967	140,378
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	421,784	346,726
Lehman Mortgage Trust
2006-2, 6.527%, 04/25/2036 (a)	295,781	276,344
Lehman XS Trust
2005-1, 1.756%, 07/25/2035 (a)	358,962	278,269
2005-6, 5.420%, 11/25/2035 (a)	638,959	621,466
Master Seasoned Securities Trust
2005-2, 4.401%, 10/25/2032 (a)	302,970	266,069
Morgan Stanley Mortgage Loan Trust
2-A, 3.030%, 01/25/2035 (a)	87,048	66,251
Residential Asset Securitization Trust
5.50000, 5.500%, 10/25/2035	669,577	550,856
Structured Asset Securities Corp
5.00000, 5.000%, 05/25/2035	231,654	211,556
Suntrust Adjustable Rate Mortgage Loan Trust
2007-4, 5.874%, 10/25/2037 (a)	159,601	126,885
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-4, 5.500%, 06/25/2035	155,750	132,581
2005-9, 5.500%, 11/25/2035	100,000	70,005
TOTAL MORTGAGE BACKED SECURITIES (Cost $7,748,656)		8,042,517

MUNICIPAL BONDS - 25.33%
Florida State Board of Education
5.000%, 06/01/2028	750,000	807,532
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	435,656
Gateway School District Alleghany County
5.000%, 07/15/2027	455,000	477,695
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2027	750,000	790,245
North East Independent School District/TX
5.000%, 02/01/2020	500,000	552,570
Sedgwick County Unified School District No. 261 Haysville
5.000%, 11/01/2026	750,000	769,793
South Carolina State Public Service Authority
5.375%, 01/01/2028	750,000	822,188
TOTAL MUNICIPAL BONDS (Cost $4,592,083)		4,655,679

SHORT-TERM INVESTMENTS - 33.39%
Money Market Funds - 22.51%
First American Treasury Obligations Fund	4,137,198	4,137,198
US Treasury Bills - 10.88%
United States Treasury Bill
0.000% Coupon, 0.125% Effective Yield, 12/02/2010	2,000,000	1,999,993
TOTAL SHORT-TERM INVESTMENTS (Cost $6,137,191)		6,137,191
Total Investments (Cost $18,721,794) - 103.93%		19,101,910
Liabilities in Excess of Other Assets - (3.93)%		(715,600)
TOTAL NET ASSETS - 100.00%		$18,386,310

Percentages are stated as a percent of net assets.

(a) Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$18,721,794
Gross unrealized appreciation	428,337
Gross unrealized depreciation	(48,221)
Net unrealized appreciation	$380,116

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August 31, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Asset Backed Securities	$-	$266,523	$-	$266,523
Mortgage Backed Securities	-	8,042,517	-	8,042,517
Municipal Bonds	-	4,655,679	-	4,655,679
Total Equity	-	12,964,719	-	12,964,719

Short-Term Investments	4,137,198	1,999,993	-	6,137,191

Total Investments in Securities	$4,137,198	$14,964,712	$-	$19,101,910

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11